ENERGY STORAGE SYSTEMS, NET	3 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
ENERGY STORAGE SYSTEMS, NET	ENERGY STORAGE SYSTEMS, NET
Energy Storage Systems, Net
Energy storage systems, net, consists of the following (in thousands):

March 31, 2021
Energy storage systems placed into service	$145,555
Less: accumulated depreciation	(36,758)
Energy storage systems not yet placed into service	11,045
Total energy storage systems, net	$119,842
Depreciation expense for energy storage systems was approximately $3.8 million and $3.6 million within cost of service revenue for the three months ended March 31, 2021 and 2020, respectively.